UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS RREEF Real Estate Securities Fund
	Shares	Value ($)
Common Stocks 99.4%
Real Estate Investments Trust (“REITs”) 99.4%
Apartments 16.8%
AvalonBay Communities, Inc. (a)	351,049	47,739,153
BRE Properties, Inc. (a)	993,759	46,597,359
Camden Property Trust (a)	700,955	45,204,588
Education Realty Trust, Inc. (a)	1,674,392	18,250,873
Equity Residential (a)	693,808	39,914,774
Home Properties, Inc.	344,858	21,129,450
Post Properties, Inc.	280,051	13,431,246
UDR, Inc. (a)	441,634	10,961,356

		243,228,799
Diversified 12.5%
Colonial Properties Trust (a)	1,008,238	21,223,410
Duke Realty Corp. (a)	2,434,667	35,789,605
DuPont Fabros Technology, Inc. (a)	1,256,207	31,719,227
Liberty Property Trust (a)	292,717	10,608,064
PS Business Parks, Inc.	234,807	15,689,804
Vornado Realty Trust (a)	601,772	48,773,620
Washington Real Estate Investment Trust (a)	608,041	16,307,659

		180,111,389
Health Care 14.7%
Health Care REIT, Inc. (a)	1,714,632	99,019,998
Healthcare Realty Trust, Inc. (a)	1,502,372	34,629,675
Senior Housing Properties Trust	844,151	18,385,609
Ventas, Inc. (a)	973,925	60,626,831

		212,662,113
Hotels 6.6%
Chesapeake Lodging Trust (a)	535,456	10,639,511
Hospitality Properties Trust (a)	746,175	17,744,041
LaSalle Hotel Properties	366,228	9,774,625
Pebblebrook Hotel Trust (a)	539,150	12,610,719
Strategic Hotels & Resorts, Inc.*	3,782,164	22,730,806
Sunstone Hotel Investors, Inc.* (a)	1,937,827	21,316,097

		94,815,799
Industrial 1.4%
Prologis, Inc. (a)	565,487	19,809,010

Manufactured Homes 1.1%
Equity Lifestyle Properties, Inc.	227,838	15,520,324

Office 10.6%
Boston Properties, Inc. (a)	618,730	68,437,725
Douglas Emmett, Inc. (a)	1,916,203	44,206,803
SL Green Realty Corp. (a)	512,869	41,065,421

		153,709,949
Regional Malls 18.1%
General Growth Properties, Inc.	378,000	7,363,440
Glimcher Realty Trust (a)	2,970,052	31,393,450
Pennsylvania Real Estate Investment Trust (a)	178,221	2,826,585
Simon Property Group, Inc. (a)	1,272,163	193,127,065
Taubman Centers, Inc. (a)	356,793	27,376,727

		262,087,267
Shopping Centers 9.2%
Acadia Realty Trust	402,018	9,978,087
Alexander's, Inc. (a)	32,036	13,695,070
DDR Corp. (a)	1,971,216	30,277,878
Federal Realty Investment Trust (a)	410,372	43,212,171
Regency Centers Corp. (a)	743,092	36,210,873

		133,374,079
Specialty Services 1.3%
Entertainment Properties Trust (a)	159,016	7,065,081
Spirit Realty Capital, Inc.* (a)	739,446	11,461,413

		18,526,494
Storage 7.1%
CubeSmart (a)	1,718,602	22,118,408
Extra Space Storage, Inc.	818,533	27,216,222
Public Storage	382,505	53,233,221

		102,567,851

Total Common Stocks (Cost $1,236,248,265)		1,436,413,074
Securities Lending Collateral 35.2%
Daily Assets Fund Institutional, 0.23% (b) (c) (Cost $508,861,369)	508,861,369	508,861,369
Cash Equivalents 0.6%
Central Cash Management Fund, 0.15% (b) (Cost $8,155,884)	8,155,884	8,155,884

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,753,265,518) †	135.2	1,953,430,327
Other Assets and Liabilities, Net (a)	(35.2)	(508,348,227)

Net Assets	100.0	1,445,082,100

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,769,966,767.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $183,463,560.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $204,400,403 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,936,843.

(a)
All or a portion of these securities were on loan amounting to $492,739,364. In addition, included in other assets and liabilities, net are pending sales, amounting to $4,408,232, that are also on loan. The value of all securities loaned at September 30, 2012 amounted to $497,147,596 which is 34.4% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,436,413,074	$—	$—	$1,436,413,074
Short-Term Investments(d)	517,017,253	—	—	517,017,253
Total	$1,953,430,327	$—	$—	$1,953,430,327

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Securities Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012